Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000224297 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224297 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224297 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224297 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224297 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224297 | BNGNB77 | Merlin Properties Socimi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224297 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224297 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224297 | 6137195 | Lifestyle Communities Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224297 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224297 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224297 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224297 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224297 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224297 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224297 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224297 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224297 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224297 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224297 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000224297 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224296 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224296 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224296 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224296 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224296 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224296 | BNGNB77 | Merlin Properties Socimi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224296 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224296 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224296 | 6137195 | Lifestyle Communities Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224296 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224296 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224296 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224296 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224296 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224296 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224296 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224296 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224296 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224296 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224296 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000224296 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224295 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224295 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224295 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224295 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224295 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224295 | BNGNB77 | Merlin Properties Socimi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224295 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224295 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224295 | 6137195 | Lifestyle Communities Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224295 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224295 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224295 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224295 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224295 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224295 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224295 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224295 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224295 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224295 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224295 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000224295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224298 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224298 | 28852N109 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224298 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224298 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224298 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224298 | BNGNB77 | Merlin Properties Socimi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224298 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224298 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224298 | 6137195 | Lifestyle Communities Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224298 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224298 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224298 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224298 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224298 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224298 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224298 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224298 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224298 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224298 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000224298 | United States
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000224298 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224305 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224305 | S&P 500 Index, 2024-09-305510 2901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | S&P 500 Index, 2024-09-205425 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | S&P 500 Index, 2024-09-205150 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | S&P 500 Index, 2024-09-305235 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000224305 | SPDR S&P 500 ETF Trust, 2024-09-20560 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224305 | SPY C560_20240923_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224305 | SPXWP5235_20241001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224305 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224305 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224305 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224306 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224306 | S&P 500 Index, 2024-09-305510 2901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | S&P 500 Index, 2024-09-205425 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | S&P 500 Index, 2024-09-205150 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | S&P 500 Index, 2024-09-305235 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000224306 | SPDR S&P 500 ETF Trust, 2024-09-20560 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224306 | SPY C560_20240923_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224306 | SPXWP5235_20241001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224306 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224306 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224306 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224307 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224307 | S&P 500 Index, 2024-09-305510 2901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | S&P 500 Index, 2024-09-205425 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | S&P 500 Index, 2024-09-205150 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | S&P 500 Index, 2024-09-305235 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000224307 | SPDR S&P 500 ETF Trust, 2024-09-20560 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224307 | SPY C560_20240923_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224307 | SPXWP5235_20241001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224307 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224307 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224307 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224308 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224308 | S&P 500 Index, 2024-09-305510 2901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | S&P 500 Index, 2024-09-205425 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | S&P 500 Index, 2024-09-205150 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | S&P 500 Index, 2024-09-305235 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000224308 | SPDR S&P 500 ETF Trust, 2024-09-20560 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224308 | SPY C560_20240923_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000224308 | SPXWP5235_20241001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224308 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000224308 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224308 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.20%